Cover	Aug. 14, 2024
Cover [Abstract]
Entity Registrant Name	ENGlobal Corporation
Entity Central Index Key	0000933738
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 14, 2024
Entity File Number	001-14217
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0322261
Entity Address Address Line 1	11740 Katy Fwy – Energy Tower III
Entity Address Address Line 2	11th floor
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	281
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	878-1000
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ENG
Security Exchange Name	NASDAQ